Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	Diamondback Energy, Inc.
Entity Central Index Key	0001539838